OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

4.    OTHER CURRENT LIABILITIES

As of September 30, 2021 and December 31, 2020, the major components of other current liabilities consisted of the following:

	September 30, 2021	December 31, 2020
Credit card payable	$10,820,375	$10,473,079
Accrued sales tax payable	1,881,232	1,845,831
Deferred rent – short term	494,121	622,940
Credits liability	632,625	633,287
Other accrued liabilities	2,039,540	1,382,927
Total	$15,867,893	$14,958,064

4.    OTHER CURRENT LIABILITIES

As of December 31, 2020 and 2019, the major components of other current liabilities consisted of the following:

	2020	2019
Credit card payable	$10,473,079	$8,325,828
Accrued sales tax payable	1,845,831	1,749,590
Deferred rent – short term	622,940	796,047
Credits liability	633,287	438,550
Other accrued liabilities	1,382,927	1,100,398
Total	$14,958,064	$12,410,413